Financing Arrangements - Future Maturities (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Arrangements
2015		$ 2,070,217
2016	$ 2,374,486	2,374,486
Thereafter		192,000
Total debt, net	$ 5,141,459	$ 4,636,703	$ 7,103,925